Financial instruments-fair values and risk management - Credit risk (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) customer	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Credit risk exposure
Cash and cash equivalents	€ 19,099	€ 35,951	€ 17,818	€ 48,156
Development of impairment losses
Provision/(reversal) for expected credit losses	761		827
Impairment loss on financial assets	812		827
Amount of decrease in receivables past due by more than 90 days	7,449	5,069
Credit risk
Credit risk exposure
Cash and cash equivalents	19,099	35,951	17,818
Development of impairment losses
Provision For Expected Credit Losses	761
Allowance for expected credit losses | Specific bad debt allowances | Credit risk
Credit risk exposure
Trade receivables and contract assets	(5,083)	(4,392)	(5,317)	€ (4,693)
Development of impairment losses
Allowance for expected credit losses at beginning of period	4,392	5,317	4,693
Provision/(reversal) for expected credit losses	(761)	829	(827)
Derecognition	(70)	(96)	(203)
Allowance for expected credit losses at end of period	5,083	4,392	5,317
More than 365 days | Allowance for expected credit losses | Specific bad debt allowances | Credit risk
Development of impairment losses
Derecognition	(70)	(96)	(7)
Trade receivables and contract assets. | Cost
Credit risk exposure
Trade receivables and contract assets	24,498	€ 20,940	€ 28,779
Expected credit loss rate		21.00%	19.00%
Development of impairment losses
Allowance for expected credit losses at beginning of period	(20,940)	€ (28,779)
Allowance for expected credit losses at end of period	€ (24,498)	(20,940)	€ (28,779)
Trade receivables and contract assets. | Allowance for expected credit losses
Credit risk exposure
Expected credit loss rate	20.80%
Development of impairment losses
Expected credit loss	€ 5,083	4,392	5,317
Trade receivables and contract assets. | Middle East | Cost
Credit risk exposure
Trade receivables and contract assets	18,820	15,291	13,967
Development of impairment losses
Allowance for expected credit losses at beginning of period	(15,291)	(13,967)
Allowance for expected credit losses at end of period	(18,820)	(15,291)	(13,967)
Trade receivables and contract assets. | Europe | Cost
Credit risk exposure
Trade receivables and contract assets	3,490	1,987	11,486
Development of impairment losses
Allowance for expected credit losses at beginning of period	(1,987)	(11,486)
Allowance for expected credit losses at end of period	(3,490)	(1,987)	(11,486)
Trade receivables and contract assets. | Latin America | Cost
Credit risk exposure
Trade receivables and contract assets	966	825	683
Development of impairment losses
Allowance for expected credit losses at beginning of period	(825)	(683)
Allowance for expected credit losses at end of period	(966)	(825)	(683)
Trade receivables and contract assets. | North America | Cost
Credit risk exposure
Trade receivables and contract assets	801	2,443	2,513
Development of impairment losses
Allowance for expected credit losses at beginning of period	(2,443)	(2,513)
Allowance for expected credit losses at end of period	(801)	(2,443)	(2,513)
Trade receivables and contract assets. | Asia Pacific | Cost
Credit risk exposure
Trade receivables and contract assets	240	143	130
Development of impairment losses
Allowance for expected credit losses at beginning of period	(143)	(130)
Allowance for expected credit losses at end of period	(240)	(143)	(130)
Trade receivables and contract assets. | Not past due | Cost
Credit risk exposure
Trade receivables and contract assets	13,186	€ 12,925	€ 17,929
Expected credit loss rate		1.00%	2.00%
Development of impairment losses
Allowance for expected credit losses at beginning of period	(12,925)	€ (17,929)
Allowance for expected credit losses at end of period	€ (13,186)	(12,925)	€ (17,929)
Trade receivables and contract assets. | Not past due | Allowance for expected credit losses
Credit risk exposure
Expected credit loss rate	1.00%
Development of impairment losses
Expected credit loss	€ 131	124	403
Trade receivables and contract assets. | Not past due | Middle East | Cost
Credit risk exposure
Trade receivables and contract assets	8,352	8,021	3,999
Development of impairment losses
Allowance for expected credit losses at beginning of period	(8,021)	(3,999)
Allowance for expected credit losses at end of period	(8,352)	(8,021)	(3,999)
Trade receivables and contract assets. | Not past due | Europe | Cost
Credit risk exposure
Trade receivables and contract assets	3,103	1,494	10,771
Development of impairment losses
Allowance for expected credit losses at beginning of period	(1,494)	(10,771)
Allowance for expected credit losses at end of period	(3,103)	(1,494)	(10,771)
Trade receivables and contract assets. | Not past due | Latin America | Cost
Credit risk exposure
Trade receivables and contract assets	693	742	531
Development of impairment losses
Allowance for expected credit losses at beginning of period	(742)	(531)
Allowance for expected credit losses at end of period	(693)	(742)	(531)
Trade receivables and contract assets. | Not past due | North America | Cost
Credit risk exposure
Trade receivables and contract assets	696	2,275	2,513
Development of impairment losses
Allowance for expected credit losses at beginning of period	(2,275)	(2,513)
Allowance for expected credit losses at end of period	(696)	(2,275)	(2,513)
Trade receivables and contract assets. | Not past due | Asia Pacific | Cost
Credit risk exposure
Trade receivables and contract assets	161	142	115
Development of impairment losses
Allowance for expected credit losses at beginning of period	(142)	(115)
Allowance for expected credit losses at end of period	(161)	(142)	(115)
Trade receivables and contract assets. | Past due 1 to 30 day | Cost
Credit risk exposure
Trade receivables and contract assets	1,569	€ 1,289	€ 1,396
Expected credit loss rate		3.90%	7.70%
Development of impairment losses
Allowance for expected credit losses at beginning of period	(1,289)	€ (1,396)
Allowance for expected credit losses at end of period	€ (1,569)	(1,289)	€ (1,396)
Trade receivables and contract assets. | Past due 1 to 30 day | Allowance for expected credit losses
Credit risk exposure
Expected credit loss rate	5.50%
Development of impairment losses
Expected credit loss	€ 86	50	107
Trade receivables and contract assets. | Past due 1 to 30 day | Middle East | Cost
Credit risk exposure
Trade receivables and contract assets	1,143	1,081	1,013
Development of impairment losses
Allowance for expected credit losses at beginning of period	(1,081)	(1,013)
Allowance for expected credit losses at end of period	(1,143)	(1,081)	(1,013)
Trade receivables and contract assets. | Past due 1 to 30 day | Europe | Cost
Credit risk exposure
Trade receivables and contract assets	152	124	351
Development of impairment losses
Allowance for expected credit losses at beginning of period	(124)	(351)
Allowance for expected credit losses at end of period	(152)	(124)	(351)
Trade receivables and contract assets. | Past due 1 to 30 day | Latin America | Cost
Credit risk exposure
Trade receivables and contract assets	134	62	23
Development of impairment losses
Allowance for expected credit losses at beginning of period	(62)	(23)
Allowance for expected credit losses at end of period	(134)	(62)	(23)
Trade receivables and contract assets. | Past due 1 to 30 day | North America | Cost
Credit risk exposure
Trade receivables and contract assets	105	21
Development of impairment losses
Allowance for expected credit losses at beginning of period	(21)
Allowance for expected credit losses at end of period	(105)	(21)
Trade receivables and contract assets. | Past due 1 to 30 day | Asia Pacific | Cost
Credit risk exposure
Trade receivables and contract assets	35	1	9
Development of impairment losses
Allowance for expected credit losses at beginning of period	(1)	(9)
Allowance for expected credit losses at end of period	(35)	(1)	(9)
Trade receivables and contract assets. | 1 - 3 months | Cost
Credit risk exposure
Trade receivables and contract assets	2,294	€ 1,657	€ 2,393
Expected credit loss rate		7.40%	11.70%
Development of impairment losses
Allowance for expected credit losses at beginning of period	(1,657)	€ (2,393)
Allowance for expected credit losses at end of period	€ (2,294)	(1,657)	€ (2,393)
Trade receivables and contract assets. | 1 - 3 months | Allowance for expected credit losses
Credit risk exposure
Expected credit loss rate	10.00%
Development of impairment losses
Expected credit loss	€ 229	122	280
Trade receivables and contract assets. | 1 - 3 months | Middle East | Cost
Credit risk exposure
Trade receivables and contract assets	1,961	1,533	2,056
Development of impairment losses
Allowance for expected credit losses at beginning of period	(1,533)	(2,056)
Allowance for expected credit losses at end of period	(1,961)	(1,533)	(2,056)
Trade receivables and contract assets. | 1 - 3 months | Europe | Cost
Credit risk exposure
Trade receivables and contract assets	195	64	259
Development of impairment losses
Allowance for expected credit losses at beginning of period	(64)	(259)
Allowance for expected credit losses at end of period	(195)	(64)	(259)
Trade receivables and contract assets. | 1 - 3 months | Latin America | Cost
Credit risk exposure
Trade receivables and contract assets	95	12	72
Development of impairment losses
Allowance for expected credit losses at beginning of period	(12)	(72)
Allowance for expected credit losses at end of period	(95)	(12)	(72)
Trade receivables and contract assets. | 1 - 3 months | North America | Cost
Credit risk exposure
Trade receivables and contract assets		48
Development of impairment losses
Allowance for expected credit losses at beginning of period	(48)
Allowance for expected credit losses at end of period		(48)
Trade receivables and contract assets. | 1 - 3 months | Asia Pacific | Cost
Credit risk exposure
Trade receivables and contract assets	43		6
Development of impairment losses
Allowance for expected credit losses at beginning of period		(6)
Allowance for expected credit losses at end of period	(43)		(6)
Trade receivables and contract assets. | Past due more than 90 days | Cost
Credit risk exposure
Trade receivables and contract assets	7,449	€ 5,069	€ 7,061
Expected credit loss rate		80.80%	64.10%
Development of impairment losses
Allowance for expected credit losses at beginning of period	(5,069)	€ (7,061)
Allowance for expected credit losses at end of period	€ (7,449)	(5,069)	€ (7,061)
Trade receivables and contract assets. | Past due more than 90 days | Allowance for expected credit losses
Credit risk exposure
Expected credit loss rate	62.30%
Development of impairment losses
Expected credit loss	€ 4,637	4,096	4,526
Trade receivables and contract assets. | Past due more than 90 days | Middle East | Cost
Credit risk exposure
Trade receivables and contract assets	7,364	4,656	6,899
Development of impairment losses
Allowance for expected credit losses at beginning of period	(4,656)	(6,899)
Allowance for expected credit losses at end of period	(7,364)	(4,656)	(6,899)
Trade receivables and contract assets. | Past due more than 90 days | Europe | Cost
Credit risk exposure
Trade receivables and contract assets	40	305	105
Development of impairment losses
Allowance for expected credit losses at beginning of period	(305)	(105)
Allowance for expected credit losses at end of period	(40)	(305)	(105)
Trade receivables and contract assets. | Past due more than 90 days | Latin America | Cost
Credit risk exposure
Trade receivables and contract assets	44	9	57
Development of impairment losses
Allowance for expected credit losses at beginning of period	(9)	(57)
Allowance for expected credit losses at end of period	(44)	(9)	€ (57)
Trade receivables and contract assets. | Past due more than 90 days | North America | Cost
Credit risk exposure
Trade receivables and contract assets		99
Development of impairment losses
Allowance for expected credit losses at beginning of period	(99)
Allowance for expected credit losses at end of period		(99)
Trade receivables and contract assets. | Past due more than 90 days | Asia Pacific | Cost
Credit risk exposure
Trade receivables and contract assets	1
Development of impairment losses
Allowance for expected credit losses at end of period	(1)
Contract assets | Cost
Credit risk exposure
Trade receivables and contract assets	181	251
Development of impairment losses
Allowance for expected credit losses at beginning of period	(251)
Allowance for expected credit losses at end of period	(181)	(251)
Contract assets | Not past due | Cost
Credit risk exposure
Trade receivables and contract assets	181	251
Development of impairment losses
Allowance for expected credit losses at beginning of period	(251)
Allowance for expected credit losses at end of period	€ (181)	€ (251)
Diagnostics | Middle East
Credit risk exposure
Average turnover period on trade receivables	300 days
Diagnostics | MENA | Credit risk
Credit risk exposure
Number of top diagnostic customers | customer	10
Diagnostics | MENA | Credit risk | Minimum
Credit risk exposure
Percentage of overdue balances	77.00%